Balance Sheet Components - Schedule of Capitalized Internal-Use Software, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components
Internally developed software	$ 4,363,338	$ 3,901,801	$ 3,314,450
Less accumulated depreciation	(2,830,981)	(2,429,427)	(1,895,778)
Capitalized internal-use software, net	$ 1,532,357	$ 1,472,374	$ 1,418,672
Useful Lives	5 years	5 years